Trade Receivables - Summary of Movements in Loss Allowance for Impairment of Trade Receivables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Beginning balance	$ 22	$ 9
Impairment losses reversed	$ (22)	(9)
Impairment losses recognised		22
Ending balance		$ 22